Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,163,272,026.00
Previously Paid Amount	0.00
Total Fee Amount	160,647.87
Total Offset Amount	0.00
Net Fee	160,647.87
Narrative - Max Aggregate Offering Price	$ 1,163,272,026.00
Final Prospectus	true